Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Additions		$ 263
Exchange differences	$ 7	1
Impairment charges goodwill		(49)
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	778	563
Goodwill	785	778
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Additions		112
Reallocation	(384)
Americas Managed [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	384	272
Goodwill		384
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Reallocation	(37)
Americas franchised [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	37	37
Goodwill		37
Europe Middle East Asia and Africa Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Additions		52
Reallocation	(94)
Europe Middle East Asia and Africa Europe managed [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	94	42
Goodwill		94
Europe Middle East Asia and Africa Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Reallocation	(10)
Europe Middle East Asia and Africa Europe franchised [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	10	10
Goodwill		10
Europe Middle East Asia and Africa rest of region [member]
Disclosure of information for cash-generating units [Line Items]
Additions		92
Reallocation	(228)
Europe Middle East Asia and Africa rest of region [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	228	136
Goodwill		228
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Additions		7
Greater China [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	25	18
Goodwill	25	25
UK Portfolio [member]
Disclosure of information for cash-generating units [Line Items]
Reallocation		49
Impairment charges goodwill		(49)
Unallocated [member]
Disclosure of information for cash-generating units [Line Items]
Reallocation		(49)
Exchange differences		1
Unallocated [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 48
Americas [Member]
Disclosure of information for cash-generating units [Line Items]
Reallocation	421
Americas [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	421
EMEAA [Member]
Disclosure of information for cash-generating units [Line Items]
Reallocation	332
Exchange differences	7
EMEAA [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 339